Financial instruments (Details) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
Measured at amortized cost
Amounts receivable	$ 2,062	$ 3,140
Measured at fair value through profit or loss
Cash	8,327	7,629
Measured at amortized cost
Amounts payables and accrued liabilities	12,972	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 3,345	$ 3,544